Earnings (Loss) Per Share ("EPS")	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings (Loss) Per Share ("EPS")
5.	Earnings (Loss) Per Share (“EPS”)

Accounting policy

Basic EPS is computed by dividing net income (loss) attributable to the owners of the Parent by the weighted average number of common shares outstanding for the periods presented. Diluted EPS reflects the potential dilution of share options that could be exercised or converted into common shares and is computed by dividing net income (loss) attributable to the owners of the Parent by the weighted average number of common share outstanding plus the potentially dilutive effect of share options. When the Company reports net loss attributable to the owners of the Parent, the diluted losses per common share are equal to the basic losses per common share due to the anti-dilutive effect of the outstanding share options.

Earnings per share data for the periods presented have been calculated giving effect to the stock split of 1.0 for 3.0 which occurred immediately prior to the completion of the Initial Public Offering on April 18, 2017 (see note 1.2).

The following table sets forth the computation of the Company’s basic and diluted loss per share attributable to the owners of the Parent for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016		2017		2018		2018
	BRL Restated		BRL Restated		BRL		USD
Numerator
Net loss for the period attributable to the owners of the Parent from continuing operations	R$	(133,422)	R$	(153,623)	R$	(321,166)	US$	(82,886)
Net loss for the period attributable to the owners of the Parent from discontinued operations		(17,652)		(16,123)		(10,579)		(2,730)

Denominator
Weighted average number of outstanding shares of common stock		21,435,576		28,510,918		31,056,244		31,056,244

Loss per share attributable to the owners of the Parent (1)
Basic and diluted	R$	(7.05)	R$	(5.95)	R$	(10.68)	US$	(2.76)
Basic and diluted from continuing operations		(6.22)		(5.39)		(10.34)		(2.67)
Basic and diluted from discontinued operations		(0.83)		(0.56)		(0.34)		(0.09)

(1)

When the Company reports net loss attributable to the owners of the Parent, the diluted loss per common share is equal to the basic losses per common share due to the anti-dilutive effect of the outstanding share options and convertible notes.